Goodwill and Other Intangible - Goodwill (Details) $ in Thousands	12 Months Ended
	Mar. 04, 2017 USD ($) segment	Feb. 27, 2016 USD ($)
Goodwill
Number of reportable units | segment	2
Goodwill, impairment charges	$ 0	$ 0
Carrying amount of goodwill
Beginning Balance	1,680,843	43,492
Acquisition (see Note 2. Acquisition)		1,637,351
Change in goodwill resulting from changes to the final purchase price allocation	2,004
Ending Balance	1,682,847	1,680,843
Retail Pharmacy
Carrying amount of goodwill
Beginning Balance	43,492	43,492
Ending Balance	43,492	43,492
Pharmacy Services
Carrying amount of goodwill
Beginning Balance	1,637,351
Acquisition (see Note 2. Acquisition)		1,637,351
Change in goodwill resulting from changes to the final purchase price allocation	2,004
Ending Balance	$ 1,639,355	$ 1,637,351